Financial Instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Financial Instruments
Financial Instruments

A. Selected Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012
Selected financial assets measured at fair value on a recurring basis(a)
Trading securities(b)	$126	$142
Available-for-sale debt securities(c)	34,899	32,584
Available-for-sale money market funds(d)	945	1,727
Available-for-sale equity securities, excluding money market funds(c)	356	263
Derivative financial instruments in receivable positions(e):
Interest rate swaps	468	1,036
Foreign currency swaps	871	194
Foreign currency forward-exchange contracts	172	152
	37,837	36,098
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (f)	9,139	1,459
Private equity securities, carried at equity method or at cost(f), (g)	2,270	1,239
	11,409	2,698
Total selected financial assets	$49,246	$38,796
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):
Interest rate swaps	$301	$33
Foreign currency swaps	110	428
Foreign currency forward-exchange contracts	219	243
	630	704
Other financial liabilities(i)
Short-term borrowings, carried at historical proceeds, as adjusted(f)	6,027	6,424
Long-term debt, carried at historical proceeds, as adjusted(j), (k)	30,462	31,036
	36,489	37,460
Total selected financial liabilities	$37,119	$38,164

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 or Level 3 inputs.

(b)	Trading securities are held in trust for legacy business acquisition severance benefits.

(c)	Gross unrealized gains and losses are not significant.

(d)
Includes $408 million as of December 31, 2012 of money market funds held in trust in connection with the asbestos litigation involving Quigley Company, Inc., (Quigley), then a wholly owned subsidiary. In the fourth quarter of 2013, the amended reorganization plan for Quigley became effective. For information about the disposition of the money market fund investment in connection with the amended reorganization plan for Quigley becoming effective, see Note 17A5. Commitments and Contingencies: Certain Matters Resolved in 2013.

(e)
Designated as hedging instruments, except for certain contracts used as offsets; namely, interest rate swaps with fair values of $38 million, foreign currency swaps with fair values of $30 million and foreign currency forward-exchange contracts with fair values of $66 million as of December 31, 2013; and, foreign currency forward-exchange contracts with fair values of $102 million as of December 31, 2012.

(f)
The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2013 or December 31, 2012. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs.

(g)
Our private equity securities represent investments in the life sciences sector. The increase in 2013 primarily reflects an increased investment in our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.

(h)
Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency swaps with fair values of $76 million and foreign currency forward-exchange contracts with fair values of $77 million as of December 31, 2013; and foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $129 million as of December 31, 2012.

(i)
Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.

(j)	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.

(k)
The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. For a description of the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

The following methods and assumptions were used to estimate the fair value of our financial assets and liabilities:

•	Trading equity securities—quoted market prices.

•	Trading debt securities—observable market interest rates.

•	Available-for-sale debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves.

•	Available-for-sale money market funds—observable Net Asset Value prices.

•	Available-for-sale equity securities, excluding money market funds—third-party pricing services that principally use a composite of observable prices.

•
Derivative financial instruments (assets and liabilities)—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data. Where applicable, these models discount future cash flow amounts using market-based observable inputs, including interest rate yield curves, and forward and spot prices for currencies. The credit risk impact to our derivative financial instruments was not significant.

•	Held-to-maturity debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves.

•	Private equity securities, excluding equity-method investments—application of the implied volatility associated with an observable biotech index to the carrying amount of our portfolio.

•	Short-term borrowings and long-term debt—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and our own credit rating.

We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness. Our procedures can include, for example, referencing other third-party pricing models, monitoring key observable inputs (like LIBOR interest rates) and selectively performing test-comparisons of values with actual sales of financial instruments.

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012
Assets
Cash and cash equivalents	$1,104	$947
Short-term investments	30,225	22,318
Long-term investments	16,406	14,149
Other current assets(a)	286	296
Other noncurrent assets(b)	1,225	1,086
	$49,246	$38,796
Liabilities
Short-term borrowings, including current portion of long-term debt	$6,027	$6,424
Other current liabilities(c)	303	330
Long-term debt	30,462	31,036
Other noncurrent liabilities(d)	327	374
	$37,119	$38,164

(a)
As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million) and, as of December 31, 2012, include foreign currency swaps ($144 million) and foreign currency forward-exchange contracts ($152 million).

(b)
As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($378 million) and foreign currency swaps ($847 million) and, as of December 31, 2012, include interest rate swaps ($1.0 billion) and foreign currency swaps ($50 million).

(c)
At December 31, 2013, derivative instruments at fair value include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million) and, as of December 31, 2012, include foreign currency swaps ($87 million) and foreign currency forward-exchange contracts ($243 million).

(d)
At December 31, 2013, derivative instruments at fair value include interest rate swaps ($301 million) and foreign currency swaps ($26 million) and, as of December 31, 2012, include interest rate swaps ($33 million) and foreign currency swaps ($341 million).

In addition, as of December 31, 2012, we had long-term receivables where the determination of fair value employs discounted future cash flows, using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As of December 31, 2012, the differences between the estimated fair values and carrying values of these receivables were not significant.

There were no significant impairments of financial assets recognized in any period presented.

B. Investments in Debt Securities

The following table provides the contractual maturities of the available-for-sale and held-to-maturity debt securities:
	Years
		Over 1	Over 5		December 31, 2013
(MILLIONS OF DOLLARS)	Within 1	to 5	to 10	Over 10	Total
Available-for-sale debt securities
Western European, Scandinavian and other government debt(a)	$10,253	$2,380	$—	$—	$12,633
Corporate debt(b)	3,997	4,822	1,236	302	10,357
Reverse repurchase agreements(c)	3,519	—	—	—	3,519
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	—	2,593	10	303	2,906
Western European, Scandinavian and other government agency debt(a)	1,686	453	—	—	2,139
Supranational debt(a)	1,006	1,009	—	—	2,015
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	705	159	—	41	905
U.S. government debt	185	222	18	—	425

Held-to-maturity debt securities
Western European, Scandinavian and other government debt(a)	5,909	—	—	—	5,909
Western European, Scandinavian and other government agency debt, certificates of deposit and other(a)	3,113	117	—	—	3,230
Total debt securities	$30,373	$11,755	$1,264	$646	$44,038

(a)	All issued by above-investment-grade governments, government agencies or supranational entities, as applicable.

(b)	Largely issued by above-investment-grade institutions in the financial services sector.

(c)	Involving U.S. securities.

C. Short-Term Borrowings

Short-term borrowings include amounts for commercial paper of $3.0 billion and $2.7 billion as of December 31, 2013 and December 31, 2012, respectively. The weighted-average effective interest rate on short-term borrowings outstanding was 1.7% as of December 31, 2013 and 1.6% as of December 31, 2012.

D. Long-Term Debt

On June 3, 2013, we completed a public offering of $4.0 billion aggregate principal amount of senior unsecured notes. In addition, we repaid at maturity our 3.625% senior unsecured notes that were due June 2013, which had a balance of $2.4 billion at December 31, 2012, and in December 2013, we redeemed the aggregate principal amount of $1.8 billion of our 5.50% senior unsecured notes that were due in February 2014.

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2013	2012
6.20%(a)	March 2019	$3,234	$3,327
5.35%(a)	March 2015	3,037	3,065
4.75% euro(b)	June 2016	2,752	2,638
5.75% euro(b)	June 2021	2,748	2,634
7.20%(a)	March 2039	2,603	2,903
6.50% U.K. pound(b)	June 2038	2,459	2,407
5.95%	April 2037	2,085	2,086
4.55% euro	May 2017	1,390	1,384
5.50%	February 2016	1,033	1,048
5.50%(c)	February 2014	—	1,832
4.75% euro(d)	December 2014	—	1,284
Notes and other debt with a weighted-average interest rate of 5.47%(e)	2021–2043	4,810	3,403
Notes and other debt with a weighted-average interest rate of 4.70%(f)	2016–2018	3,683	2,254
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 3.02%(g)	2015-2016	628	771
Long-term debt		$30,462	$31,036
Current portion of long-term debt (not included above)		$2,060	$2,449

(a)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(b)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.

(c)	At December 31, 2013, the note was called.

(d)	At December 31, 2013, the note has been reclassified to Current portion of long-term debt.

(e)	Contains debt issuances with a weighted-average maturity of approximately 24 years.

(f)	Contains debt issuances with a weighted-average maturity of approximately 4 years.

(g)	Contains debt issuances with a weighted-average maturity of approximately 2 years.

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2013:
(MILLIONS OF DOLLARS)	2015	2016	2017	2018	After 2018	Total
Maturities	$3,040	$4,412	$2,660	$2,413	$17,937	$30,462

E. Derivative Financial Instruments and Hedging Activities

Foreign Exchange Risk

A significant portion of our revenues, earnings and net investments in foreign affiliates is exposed to changes in foreign exchange rates. We seek to manage our foreign exchange risk, in part, through operational means, including managing same-currency revenues in relation to same-currency costs and same-currency assets in relation to same-currency liabilities. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments and foreign currency debt. These financial instruments serve to protect net income and net investments against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions.

As of December 31, 2013, the aggregate notional amount of foreign exchange derivative financial instruments hedging or offsetting foreign currency exposures is $40.0 billion. The derivative financial instruments primarily hedge or offset exposures in the euro, Japanese yen, U.K. pound and Swiss franc. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $2.5 billion U.K. pound debt maturing in 2038.

All derivative contracts used to manage foreign currency risk are measured at fair value and are reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings or in Other comprehensive income/(loss), depending on the nature and purpose of the financial instrument (offset or hedge relationship) and the effectiveness of the hedge relationships, as follows:

•
We record in Other comprehensive income/(loss) the effective portion of the gains or losses on foreign currency forward-exchange contracts and foreign currency swaps that are designated as cash flow hedges and reclassify those amounts, as appropriate, into earnings in the same period or periods during which the hedged transaction affects earnings.

•
We recognize the gains and losses on forward-exchange contracts and foreign currency swaps that are used to offset the same foreign currency assets or liabilities immediately into earnings along with the earnings impact of the items they generally offset. These contracts essentially take the opposite currency position of that reflected in the month-end balance sheet to counterbalance the effect of any currency movement.

•
We recognize the gain and loss impact on foreign currency swaps designated as hedges of our net investments in earnings in three ways: over time—for the periodic net swap payments; immediately—to the extent of any change in the difference between the foreign exchange spot rate and forward rate; and upon sale or substantial liquidation of our net investments—to the extent of change in the foreign exchange spot rates.

•
We record in Other comprehensive income/(loss) the foreign exchange gains and losses related to foreign exchange-denominated debt designated as a hedge of our net investments in foreign subsidiaries and reclassify those amounts into earnings upon the sale or substantial liquidation of our net investments.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

Interest Rate Risk

Our interest-bearing investments and borrowings are subject to interest rate risk. We strive to invest and borrow primarily on a floating-rate basis; however, in light of current market conditions, we currently borrow primarily on a long-term, fixed-rate basis. From time to time, depending on market conditions, we will change the profile of our outstanding debt by entering into derivative financial instruments like interest rate swaps.

We entered into derivative financial instruments to hedge or offset the fixed interest rates on the hedged item, matching the amount and timing of the hedged item. As of December 31, 2013, the aggregate notional amount of interest rate derivative financial instruments is $18.3 billion. The derivative financial instruments primarily hedge U.S. dollar and euro fixed-rate debt.

All derivative contracts used to manage interest rate risk are measured at fair value and reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings, as follows:

•
We recognize the gains and losses on interest rate swaps that are designated as fair value hedges in earnings upon the recognition of the change in fair value of the hedged risk. We recognize the offsetting earnings impact of fixed-rate debt attributable to the hedged risk also in earnings.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
(MILLIONS OF DOLLARS)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$554	$703	$220	$257
Foreign currency forward-exchange contracts	—	—	(66)	42	(126)	359

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	(3)	(4)	156	200	—	—

Foreign currency forward-exchange contracts	(3)	—	(1)		—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	56	(61)	—	—	—	—
Foreign currency swaps	(18)	(7)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency long-term debt	—	—	133	88	—	—
All other net	(1)	7	—	—	—	—
	$31	$(65)	$776	$1,033	$94	$616

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.

For information about the fair value of our derivative financial instruments, and the impact on our consolidated balance sheets, see Note 7A. Financial Instruments: Selected Financial Assets and Liabilities above. Certain of our derivative instruments are covered by associated credit-support agreements that have credit-risk-related contingent features designed to reduce our counterparties’ exposure to our risk of defaulting on amounts owed. As of December 31, 2013, the aggregate fair value of these derivative instruments that are in a net liability position is $128 million, for which we have posted collateral of $99 million in the normal course of business. These features include the requirement to pay additional collateral in the event of a downgrade in our debt ratings. If there had been a downgrade to below an A rating by S&P or the equivalent rating by Moody’s Investors Service, on December 31, 2013, we would have been required to post an additional $32 million of collateral to our counterparties. The collateral advanced receivables are reported in Cash and cash equivalents.

F. Credit Risk

On an ongoing basis, we review the creditworthiness of counterparties to our foreign exchange and interest rate agreements and do not expect to incur a significant loss from failure of any counterparties to perform under the agreements. There are no significant concentrations of credit risk related to our financial instruments with any individual counterparty. As of December 31, 2013, we had $2.9 billion due from a well-diversified, highly rated group (S&P ratings of mostly A+ or better) of bank counterparties around the world. For details about our investments, see Note 7B. Financial Instruments: Investments in Debt Securities.

In general, there is no requirement for collateral from customers. However, derivative financial instruments are executed under master netting agreements with financial institutions and these agreements contain provisions that provide for the ability for collateral payments, depending on levels of exposure, our credit rating and the credit rating of the counterparty. For information about our financial instruments (excluding the impact of collateral), see Note 7A. Financial Instruments: Selected Financial Assets and Liabilities and Note 7B. Financial Instruments: Investments in Debt Securities above. For information about the collateral posted on our derivative instruments, see Note 7E. Financial Instruments: Derivative Financial Instruments and Hedging Activities above. As of December 31, 2013, we received cash collateral of $959 million from various counterparties. The collateral primarily supports the approximate fair value of our derivative contracts. With respect to the collateral received, which is included in Cash and cash equivalents, the obligations are reported in Short-term borrowings, including current portion of long-term debt.